UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2017

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • September 30, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (72.4%)
	Basic Materials (1.1%)
$125	EI du Pont de Nemours & Co.	2.20%		05/01/20	$125,852
175	Goldcorp, Inc. (Canada)	2.125		03/15/18	175,195
					301,047
	Communications (7.3%)
400	AT&T, Inc.	2.45		06/30/20	403,109
225	Baidu, Inc. (China)	3.25		08/06/18	227,281
200	CBS Corp.	2.30		08/15/19	201,180
150	Deutsche Telekom International Finance BV (Germany) (a)	2.225		01/17/20	150,278
125	Discovery Communications LLC, Series 2YR	2.20		09/20/19	125,475
225	Orange SA (France)	2.75		02/06/19	227,799
175	Scripps Networks Interactive, Inc.	2.75		11/15/19	177,071
175	Time Warner Cable LLC	6.75		07/01/18	181,368
230	Verizon Communications, Inc.	2.946		03/15/22	234,140
					1,927,701
	Consumer Discretionary (0.8%)
200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		03/20/23	203,500

	Consumer, Cyclical (4.8%)
175	CVS Health Corp.	2.125		06/01/21	173,533
100	Delta Air Lines, Inc.	2.875		03/13/20	101,184
200	Ford Motor Credit Co., LLC	2.681		01/09/20	201,728
125	General Motors Co., 3 Month USD LIBOR + 0.80%	2.112	(b)	08/07/20	125,164
125	Hyundai Capital America (Korea, Republic of) (a)	2.00		03/19/18	125,060
50	Hyundai Capital America (a)	2.55		04/03/20	49,943
100	Hyundai Capital America (Korea, Republic of) (a)	2.60		03/19/20	100,018
175	Southwest Airlines Co.	2.75		11/06/19	177,422
200	Volkswagen Group of America Finance LLC (Germany) (a)	2.40		05/22/20	200,888
					1,254,940
	Consumer, Non-Cyclical (15.8%)
140	Abbott Laboratories	2.35		11/22/19	141,213
175	AbbVie, Inc.	2.50		05/14/20	177,205
280	Allergan Funding SCS	3.00		03/12/20	286,022
200	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.65		02/01/21	203,406
150	BAT International Finance PLC (United Kingdom) (a)	2.75		06/15/20	152,432
175	Baxalta, Inc.	2.875		06/23/20	177,727
200	Bayer US Finance LLC (a)	2.375		10/08/19	201,216
100	Becton Dickinson and Co.	2.675		12/15/19	101,255
175	Biogen, Inc.	2.90		09/15/20	179,419
50	Cardinal Health, Inc.	1.948		06/14/19	50,041
175	Celgene Corp.	2.875		08/15/20	178,754
250	Cooperatieve Rabobank UA, Series BKTN (Netherlands)	1.375		08/09/19	247,965
200	Danone SA (France) (a)	1.691		10/30/19	198,779
175	EMD Finance LLC (Germany) (a)	2.40		03/19/20	176,476
175	Gilead Sciences, Inc.	2.55		09/01/20	178,186
75	JM Smucker Co. (The)	2.50		03/15/20	75,746
150	Kroger Co. (The)	2.30		01/15/19	150,574
50	Mead Johnson Nutrition Co.	3.00		11/15/20	51,391
175	Medtronic, Inc.	2.50		03/15/20	177,636
150	Molson Coors Brewing Co.	1.45		07/15/19	148,433
175	Reynolds American, Inc.	2.30		06/12/18	175,799
300	Synchrony Financial	3.00		08/15/19	305,036

250	Tyson Foods, Inc.	2.65	08/15/19	253,090
150	UnitedHealth Group, Inc.	2.70	07/15/20	153,045
				4,140,846
	Diversified (0.8%)
200	Hutchison Whampoa International 14 Ltd. (Hong Kong) (a)	1.625	10/31/17	200,074

	Energy (2.3%)
100	BP Capital Markets PLC (United Kingdom)	2.315	02/13/20	100,911
175	Energy Transfer LP	2.50	06/15/18	175,718
125	Enterprise Products Operating LLC	2.55	10/15/19	126,213
200	Kinder Morgan, Inc.	3.05	12/01/19	203,719
				606,561
	Finance (29.2%)
150	Air Lease Corp.	2.125	01/15/20	149,846
225	American Express Credit Corp., Series G	2.25	08/15/19	226,931
280	Bank of America Corp., MTN	2.625	10/19/20	283,199
210	BNP Paribas SA, MTN (France)	2.70	08/20/18	211,907
260	BNZ International Funding Ltd. (New Zealand) (a)	2.35	03/04/19	261,524
275	BPCE SA, MTN (France)	2.25	01/27/20	275,929
200	Canadian Imperial Bank of Commerce, Series BKTN (Canada)	2.10	10/05/20	200,098
175	Capital One Financial Corp.	2.45	04/24/19	176,135
150	Citigroup, Inc.	2.45	01/10/20	151,271
250	Credit Agricole SA (France) (a)	2.125	04/17/18	250,752
200	Danske Bank A/S (Denmark) (a)	1.65	09/06/19	198,528
225	DBS Group Holdings Ltd. (Singapore) (a)	2.246	07/16/19	225,540
100	Deutsche Bank AG (Germany)	2.70	07/13/20	100,472
100	Digital Realty Trust LP	2.75	02/01/23	99,681
250	Discover Bank	2.00	02/21/18	250,396
200	DNB Bank ASA (Norway) (a)(c)	2.125	10/02/20	199,968
175	ERP Operating LP	2.375	07/01/19	176,462
175	Goldman Sachs Group, Inc. (The)	2.35	11/15/21	173,672
220	HSBC USA, Inc.	2.25	06/23/19	221,377
200	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	201,119
100	Jackson National Life Global Funding (a)	1.875	10/15/18	100,238
100	Jackson National Life Global Funding (a)	2.20	01/30/20	100,110
50	JPMorgan Chase & Co., MTN	2.295	08/15/21	49,990
200	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	200,526
200	Lloyds Banking Group PLC (United Kingdom)	3.10	07/06/21	203,540
201	Macquarie Bank Ltd. (Australia) (a)	2.60	06/24/19	202,619
175	Metropolitan Life Global Funding I (a)(d)	2.00	04/14/20	174,696
150	Metropolitan Life Global Funding I (a)(d)	2.05	06/12/20	149,911
230	Mizuho Bank Ltd. (Japan) (a)	1.85	03/21/18	230,234
250	National Bank of Canada (Canada)	2.15	06/12/20	250,013
250	Principal Life Global Funding II (a)	2.15	01/10/20	250,269
150	Protective Life Global Funding (a)	1.722	04/15/19	149,532
150	Protective Life Global Funding (a)	2.70	11/25/20	151,395
200	QBE Insurance Group Ltd. (Australia) (a)	2.40	05/01/18	200,617
200	Santander Holdings USA, Inc.	2.70	05/24/19	201,654
250	Skandinaviska Enskilda Banken AB (Sweden)	2.30	03/11/20	251,483
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45	01/10/19	261,865
300	UBS AG, MTN (Switzerland)	2.375	08/14/19	302,620
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	2.70	09/17/19	201,856
				7,667,975
	Industrials (3.3%)
50	Harris Corp.	2.70	04/27/20	50,555
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875	01/15/19	116,347
75	Lockheed Martin Corp.	2.50	11/23/20	76,214
150	Rockwell Collins, Inc.	1.95	07/15/19	150,065
50	Ryder System, Inc., MTN	2.65	03/02/20	50,578

250	Siemens Financieringsmaatschappij N.V. (Germany) (a)	2.15		05/27/20	251,327
175	Union Pacific Corp.	2.25		06/19/20	176,264
					871,350
	Technology (2.0%)
100	Hewlett Packard Enterprise Co. (a)	2.10		10/04/19	100,083
125	Lam Research Corp.	2.80		06/15/21	126,561
300	TSMC Global Ltd. (Taiwan) (a)	1.625		04/03/18	299,529
					526,173
	Utilities (5.0%)
275	Dominion Energy Gas Holdings LLC	2.50		12/15/19	277,426
75	DTE Energy Co.	1.50		10/01/19	73,950
100	Duke Energy Corp.	1.80		09/01/21	98,073
225	Engie SA (France) (a)	1.625		10/10/17	224,998
200	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	202,305
175	Sempra Energy	2.40		03/15/20	175,761
250	Southern Co. (The)	2.15		09/01/19	250,695
					1,303,208
	Total Corporate Bonds (Cost $18,895,524)				19,003,375

	Asset-Backed Securities (18.7%)
105	Ally Auto Receivables Trust	1.75		12/15/21	104,856
100	AMSR Trust, 1 Month LIBOR + 1.40% (a)	2.634	(b)	11/17/33	100,985
112	AVANT Loans Funding Trust (a)	7.80		09/15/20	113,881
100	Bayview Opportunity Master Fund IIIa Trust (a)	3.105		09/28/32	100,000
93	Bayview Opportunity Master Fund IVb Trust (a)	3.50	(b)	01/28/55	96,001
8	CAM Mortgage Trust (a)	4.00		01/15/56	7,794
	CLUB Credit Trust
72	(a)	2.39		04/17/23	72,122
100	(a)	2.42		09/15/23	99,997
	Colony American Homes
119	1 Month LIBOR + 1.15% (a)	2.384	(b)	05/17/31	119,690
100	1 Month LIBOR + 2.80% (a)	4.034	(b)	05/17/31	100,702
82	1 Month LIBOR + 3.20% (a)	4.44	(b)	07/17/31	81,972
49	Conn Funding II LP (a)	2.73		07/15/19	49,344
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	383,898
97	GCAT LLC (a)	3.228		05/25/22	97,176
135	Golden Credit Card Trust (Canada) (a)	1.98		04/15/22	135,074
125	Green Tree Agency Advance Funding Trust I (a)	2.38		10/15/48	124,402
105	Hyundai Auto Receivables Trust	1.77		01/18/22	104,930
206	Invitation Homes Trust, 1 Month LIBOR + 2.75% (a)	3.984	(b)	08/17/32	208,958
100	Mariner Finance Issuance Trust (a)	3.62		02/20/29	100,676
69	Marlette Funding Trust (a)	2.827		03/15/24	69,008
	Nationstar HECM Loan Trust
32	(a)	2.239	(b)	06/25/26	32,189
100	(a)	2.815	(b)	09/25/27	100,000
100	(a)	2.942		05/25/27	100,321
50	Nissan Auto Lease Trust	1.91		04/15/20	50,080
115	Nissan Auto Receivables Owner Trust	1.75		10/15/21	114,865
128	North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%	2.114	(b)	07/25/25	128,609
	Ocwen Master Advance Receivables Trust
100	(a)	2.499		09/15/48	100,083
100	(a)	2.722		08/16/49	100,140
30	OSCAR US Funding Trust VII LLC (Japan) (a)	2.13		11/10/20	30,086
31	Panhandle-Plains Higher Education Authority, Inc., 3 Month USD LIBOR + 0.95%	2.249	(b)	07/01/24	31,117
100	PFS Financing Corp. (a)	2.57		07/15/22	99,500
79	PRPM LLC (a)	4.00		09/27/21	79,425
147	RCO Mortgage LLC (a)	3.375		08/25/22	147,636
103	Skopos Auto Receivables Trust (a)	5.43		12/15/23	103,798

100	SPS Servicer Advance Receivables Trust (a)	2.53		11/16/48	99,194
95	Sunset Mortgage Loan Co., LLC (a)	3.50		06/15/47	95,071
93	Towd Point Mortgage Trust (a)	2.75	(b)	04/25/57	93,283
85	Velocity Commercial Capital Loan Trust, 1 Month LIBOR + 1.80%	3.037	(b)	10/25/46	85,780
	Verizon Owner Trust
110	(a)	1.68		05/20/21	109,692
105	(a)	2.06		09/20/21	105,333
86	VOLT LIX LLC (a)	3.25		05/25/47	86,415
90	VOLT LV LLC (a)	3.50		03/25/47	91,358
86	VOLT LVI LLC (a)	3.50		03/25/47	86,860
84	VOLT LX LLC (a)	3.25		04/25/59	84,246
89	VOLT LXI LLC (a)	3.125		06/25/47	89,644
100	VOLT LXII LLC (a)	3.125		09/25/47	100,111
11	VOLT NPL X LLC (a)	4.75		10/26/54	11,535
100	VOLT XIX LLC (a)	5.00		04/25/55	100,298
100	VOLT XXII LLC (a)	4.25		02/25/55	100,413
83	VOLT XXV LLC (a)	3.50		06/26/45	83,421
	Total Asset-Backed Securities (Cost $4,887,724)				4,911,969

	Mortgages - Other (3.7%)
59	CHL Mortgage Pass-Through Trust	5.50		05/25/34	59,996
	Federal Home Loan Mortgage Corporation
64	1 Month USD LIBOR + 0.90%	2.137	(b)	10/25/27	64,108
41	1 Month USD LIBOR + 1.25%	2.487	(b)	10/25/28	40,545
79	1 Month USD LIBOR + 1.75%	2.987	(b)	09/25/28	78,834
	Federal National Mortgage Association
127	1 Month USD LIBOR + 1.30%	2.537	(b)	05/25/29–07/25/29	127,539
44	1 Month USD LIBOR + 2.20%	3.437	(b)	10/25/28	44,821
57	JP Morgan Mortgage Trust	3.776	(b)	07/25/35	57,378
108	Merrill Lynch Mortgage Investors Trust	3.141	(b)	12/25/34	109,346
261	New Residential Mortgage Loan Trust (a)	3.75	(b)	11/26/35- 08/25/55	270,999
117	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	1.856	(b)	08/20/34	114,007
	Total Mortgages - Other (Cost $961,170)				967,573

	Commercial Mortgage-Backed Securities (1.1%)
86	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	85,614
94	Cosmopolitan Hotel Trust, 1 Month LIBOR + 1.40% (a)	2.634	(b)	11/15/33	94,671
100	Hudsons Bay Simon JV Trust, 1 Month LIBOR + 1.58% (a)	2.811	(b)	08/05/34	100,657
9	JP Morgan Chase Commercial Mortgage Securities Trust, 1 Month LIBOR + 0.98% (a)	2.207	(b)	07/15/31	8,537
	Total Commercial Mortgage-Backed Securities (Cost $290,291)				289,479

	Sovereign (0.9%)
245	Korea Development Bank (The) (Korea, Republic of) (Cost $242,427)	1.50		01/22/18	244,643

	Collateralized Mortgage Obligations - Agency Collateral Series (0.8%)
101	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	117,236
	Government National Mortgage Association,
	IO
193	6.23% - 1 Month LIBOR	4.994	(b)	03/20/43	32,706
243	6.50% - 1 Month LIBOR	5.264	(b)	05/20/40	45,740
	IO PAC
302	6.15% - 1 Month LIBOR	4.914	(b)	10/20/41	27,506
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $166,477)				223,188

	Agency Fixed Rate Mortgages (0.3%)
	Federal National Mortgage Association,
	Conventional Pools:

50		6.50	01/01/32	56,245
22		7.00	12/01/31–06/01/32	22,624
	Total Agency Fixed Rate Mortgages (Cost $76,241)			78,869

	Short-Term Investments (2.6%)
	U.S. Treasury Security (0.2%)
51	U.S. Treasury Bill (e)(f) (Cost $50,659)	1.191	04/26/18	50,657

NUMBER OF SHARES (000)
	Investment Company (2.4%)
619	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $619,078)		619,078
	Total Short-Term Investments (Cost $669,737)		669,735

	Total Investments (Cost $26,189,591) (h)(i)(j)	100.5%	26,388,831
	Liabilities in Excess of Other Assets	(0.5)	(132,548)
	Net Assets	100.0%	$26,256,283

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	When-issued security.
(d)

For the nine months ended September 30, 2017, the cost of purchases and the proceeds from sales of Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $149,996 and $149,513, respectively, including net realized losses of $417.

(e)	Rate shown is the yield to maturity at September 30, 2017.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by $323 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with purchase of when-issued securities and open futures contracts.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(j)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $256,687 and the aggregate gross unrealized depreciation is $98,838, resulting in net unrealized appreciation of $157,849.

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Depreciation
Long:
U.S. Treasury 5 yr. Note	50	Dec-17	5,000	$5,875,000	$(40,047)
U.S. Treasury 2 yr. Note	4	Dec-17	800	862,813	(1,344)
					$(41,391)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • September 30, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (97.8%)
	Basic Materials (4.7%)
$350	Air Liquide Finance SA (France) (a)	2.25%	09/27/23	$338,601
225	BHP Billiton Finance USA Ltd. (Australia)	5.00	09/30/43	266,047
450	EI du Pont de Nemours & Co.	2.20	05/01/20	453,066
390	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	398,288
175	Goldcorp, Inc. (Canada)	5.45	06/09/44	197,227
450	International Paper Co.	3.00	02/15/27	438,034
300	LyondellBasell Industries N.V.	4.625	02/26/55	310,601
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	500,335
470	NOVA Chemicals Corp. (Canada) (a)	5.25	08/01/23	485,862
575	Sherwin-Williams Co. (The)	2.75	06/01/22	579,491
315	Southern Copper Corp. (Mexico)	7.50	07/27/35	410,840
220	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	253,000
				4,631,392
	Communications (12.1%)
325	21st Century Fox America, Inc.	4.75	09/15/44	348,019
700	Alibaba Group Holding Ltd. (China)	2.50	11/28/19	706,149
300	Amazon.com, Inc. (a)	4.25	08/22/57	309,310
175	Amazon.com, Inc.	4.95	12/05/44	202,886
325	AT&T, Inc.	4.25	03/01/27	335,149
1,101	AT&T, Inc.	4.50	03/09/48	1,019,655
350	AT&T, Inc.	4.90	08/14/37	354,830
525	Baidu, Inc. (China)	2.75	06/09/19	531,613
220	Baidu, Inc. (China)	2.875	07/06/22	220,962
200	Baidu, Inc. (China)	3.25	08/06/18	202,027
325	Charter Communications Operating LLC/Charter Communications Operating Capital (a)	4.20	03/15/28	329,548
275	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	294,445
275	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484	10/23/45	323,883
725	Comcast Corp.	3.15	02/15/28	723,278
270	Comcast Corp.	6.40	05/15/38	356,857
300	Ctrip.com International Ltd. (China)	1.25	09/15/22	323,813
150	Deutsche Telekom International Finance BV (Germany) (a)	3.60	01/19/27	152,051
350	Discovery Communications LLC	3.95	03/20/28	348,230
175	Netflix, Inc. (a)	4.375	11/15/26	176,040
900	Ooredoo International Finance Ltd. (Qatar) (a)	3.25	02/21/23	901,190
300	Priceline Group, Inc. (The)	0.90	09/15/21	345,000
250	Shutterfly, Inc.	0.25	05/15/18	248,750
200	Sprint Corp.	7.125	06/15/24	225,500
175	Telefonica Emisiones SAU (Spain)	4.103	03/08/27	181,411
330	Telefonica Europe BV (Spain)	8.25	09/15/30	464,583
200	Telenor East Holding II AS, Series VIP (Norway)	0.25	09/20/19	223,002
525	Time Warner, Inc.	3.80	02/15/27	526,150
990	Verizon Communications, Inc.	4.672	03/15/55	947,128
100	Verizon Communications, Inc.	5.012	08/21/54	100,883
125	Viacom, Inc.	5.85	09/01/43	128,888
250	Viavi Solutions, Inc.	0.625	08/15/33	262,500
200	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	201,268
				12,014,998
	Consumer Discretionary (0.8%)
825	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	839,438

	Consumer, Cyclical (7.3%)
275	Alimentation Couche-Tard, Inc. (Canada) (a)	3.55		07/26/27	277,877
340	American Airlines Pass-Through Trust	4.00		07/15/25	357,805
575	BMW US Capital LLC (Germany) (a)	2.70		04/06/22	580,166
553	British Airways Pass-Through Trust (United Kingdom) (a)	4.625		06/20/24	594,374
325	Darden Restaurants, Inc.	3.85		05/01/27	331,145
475	Delta Air Lines, Inc.	3.625		03/15/22	488,696
325	Dollar General Corp.	3.25		04/15/23	332,552
175	Ford Motor Co.	4.75		01/15/43	172,197
300	Ford Motor Credit Co., LLC	3.096		05/04/23	297,737
300	General Motors Co.	6.60		04/01/36	357,366
168	Hanesbrands, Inc. (a)	4.875		05/15/26	175,350
200	Home Depot, Inc. (The)	3.35		09/15/25	207,078
175	Home Depot, Inc. (The)	5.875		12/16/36	227,736
375	Macy’s Retail Holdings, Inc.	2.875		02/15/23	354,072
300	McDonald’s Corp., MTN	4.60		05/26/45	328,850
475	RH (a)	0.00	(b)	06/15/19	437,594
125	Tesla, Inc.	0.25		03/01/19	137,578
234	United Airlines Pass-Through Trust, Class A	4.30		08/15/25	249,864
375	Volkswagen Group of America Finance LLC (Germany) (a)	2.40		05/22/20	376,665
125	Wal-Mart Stores, Inc.	5.25		09/01/35	153,882
200	Walgreens Boots Alliance, Inc.	3.45		06/01/26	199,702
250	Wolverine World Wide, Inc. (a)	5.00		09/01/26	250,700
350	ZF North America Capital, Inc. (Germany) (a)	4.50		04/29/22	369,250
					7,258,236
	Consumer, Non-Cyclical (12.8%)
450	Abbott Laboratories	3.40		11/30/23	464,647
175	Abbott Laboratories	4.90		11/30/46	196,250
175	AbbVie, Inc.	4.70		05/14/45	191,528
51	Allergan Funding SCS	4.75		03/15/45	55,393
140	Altria Group, Inc.	5.375		01/31/44	169,080
275	Amgen, Inc.	2.60		08/19/26	261,703
272	Amgen, Inc.	4.663		06/15/51	299,646
525	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70		02/01/24	551,921
600	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	680,441
300	Ashtead Capital, Inc. (United Kingdom) (a)	4.125		08/15/25	309,375
325	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	436,733
125	Baxalta, Inc.	5.25		06/23/45	144,392
225	Becton Dickinson and Co.	2.894		06/06/22	225,973
175	Becton Dickinson and Co.	4.685		12/15/44	185,707
250	Cencosud SA (Chile) (a)	6.625		02/12/45	273,814
312	EMD Finance LLC (Germany) (a)	3.25		03/19/25	316,711
50	Equifax, Inc.	3.30		12/15/22	49,808
275	Express Scripts Holding Co.	4.50		02/25/26	294,845
150	Express Scripts Holding Co.	4.80		07/15/46	159,016
225	Gilead Sciences, Inc.	4.80		04/01/44	253,058
275	Grupo Bimbo SAB de CV (Mexico) (a)	3.875		06/27/24	284,848
250	Humana, Inc.	3.95		03/15/27	261,697
316	Illumina, Inc.	0.00	(b)	06/15/19	334,960
300	Kraft Heinz Foods Co.	4.375		06/01/46	297,430
175	Kroger Co. (The)	4.45		02/01/47	166,409
250	Macquarie Infrastructure Corp.	2.00		10/01/23	243,438
375	Medtronic, Inc.	4.625		03/15/45	427,583
325	Novartis Capital Corp. (Switzerland)	4.40		05/06/44	368,263
350	PepsiCo, Inc.	3.60		03/01/24	370,115
350	Pfizer, Inc.	3.00		12/15/26	354,829
200	Philip Morris International, Inc.	4.50		03/20/42	217,118
400	Reckitt Benckiser Treasury Services PLC (United Kingdom) (a)	2.375		06/24/22	398,945
675	Teva Pharmaceutical Finance Netherlands III BV (Israel)	3.15		10/01/26	623,342

325	Thermo Fisher Scientific, Inc.	2.95	09/19/26	318,703
175	Transurban Finance Co., Pty Ltd. (Australia) (a)	3.375	03/22/27	172,286
300	Transurban Finance Co., Pty Ltd. (Australia) (a)	4.125	02/02/26	312,626
200	Tyson Foods, Inc.	4.875	08/15/34	221,565
250	UnitedHealth Group, Inc.	2.875	03/15/23	255,113
525	UnitedHealth Group, Inc.	3.75	07/15/25	557,701
930	WM Wrigley Jr. Co. (a)	2.90	10/21/19	944,125
				12,651,137
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico) (a)	5.25	03/25/24	218,190

	Energy (8.1%)
250	Anadarko Petroleum Corp.	6.45	09/15/36	296,606
450	Andeavor (a)	4.75	12/15/23	486,237
400	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	416,386
200	BG Energy Capital PLC (United Kingdom) (a)	5.125	10/15/41	224,913
500	BP Capital Markets PLC (United Kingdom)	3.119	05/04/26	500,384
675	Buckeye Partners LP	4.15	07/01/23	700,016
525	Cimarex Energy Co.	3.90	05/15/27	535,564
375	Concho Resources, Inc.	3.75	10/01/27	376,974
450	ConocoPhillips Co.	4.95	03/15/26	508,116
151	DCP Midstream Operating LP (a)	5.35	03/15/20	158,550
425	Enable Midstream Partners LP	3.90	05/15/24	427,889
250	Endeavor Energy Resources LP/EER Finance, Inc. (a)	7.00	08/15/21	259,687
175	Enterprise Products Operating LLC	5.95	02/01/41	210,571
250	Exxon Mobil Corp.	4.114	03/01/46	270,815
100	Kinder Morgan Energy Partners LP	3.95	09/01/22	103,930
250	Kinder Morgan, Inc.	5.55	06/01/45	270,330
300	Kinder Morgan, Inc. (a)	5.625	11/15/23	334,571
325	MPLX LP	4.00	02/15/25	331,004
25	MPLX LP	4.875	06/01/25	26,835
150	MPLX LP	5.20	03/01/47	157,646
100	Noble Energy, Inc.	5.05	11/15/44	103,593
100	Phillips 66 Partners LP	4.68	02/15/45	97,149
175	Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	177,935
175	Rockies Express Pipeline LLC (a)	6.875	04/15/40	195,125
275	TransCanada PipeLines Ltd. (Canada)	7.625	01/15/39	404,306
450	Woodside Finance Ltd. (Australia) (a)	3.70	09/15/26	451,173
				8,026,305
	Finance (34.2%)
390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00	06/15/21	413,823
600	ABN Amro Bank N.V. (Netherlands) (a)	4.75	07/28/25	638,215
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50	05/26/22	153,757
420	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.75	05/15/19	429,942
225	Air Lease Corp.	2.625	07/01/22	223,634
250	Air Lease Corp.	3.375	06/01/21	258,093
275	Alexandria Real Estate Equities, Inc.	3.95	01/15/27	281,247
350	American Express Credit Corp., MTN	3.30	05/03/27	353,865
125	American International Group, Inc.	4.50	07/16/44	130,964
375	American International Group, Inc.	4.875	06/01/22	412,345
625	Bank of America Corp.	4.244	04/24/38	661,953
205	Bank of America Corp.	7.75	05/14/38	302,091
300	Bank of America Corp., MTN	3.093	10/01/25	300,104
750	Bank of America Corp., Series G	3.50	04/19/26	763,908
300	BNP Paribas SA (France) (a)	3.80	01/10/24	312,299
400	Boston Properties LP	3.65	02/01/26	408,557
625	BPCE SA (France) (a)	5.15	07/21/24	674,728
450	Brighthouse Financial, Inc. (a)	3.70	06/22/27	442,737
450	Brixmor Operating Partnership LP	4.125	06/15/26	454,563

400	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	413,434
625	Capital One Financial Corp.	3.75	03/09/27	633,110
850	Citigroup, Inc.	4.45	09/29/27	898,294
350	Citigroup, Inc.	8.125	07/15/39	555,335
250	Credit Suisse Group AG (Switzerland) (a)	3.574	01/09/23	256,266
625	Credit Suisse Group Funding Guernsey Ltd. (Switzerland)	4.55	04/17/26	671,192
150	CubeSmart LP	3.125	09/01/26	144,470
450	Deutsche Bank AG (Germany)	2.70	07/13/20	452,126
325	Digital Realty Trust LP	3.70	08/15/27	328,725
425	Discover Bank	7.00	04/15/20	469,007
715	Discover Financial Services	3.85	11/21/22	735,296
300	Discover Financial Services	3.95	11/06/24	307,559
300	Extra Space Storage LP (a)	3.125	10/01/35	327,937
450	Five Corners Funding Trust (a)	4.419	11/15/23	488,141
250	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	272,367
375	Goldman Sachs Group, Inc. (The)	6.25	02/01/41	496,052
525	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	693,892
300	Goldman Sachs Group, Inc. (The), MTN	4.80	07/08/44	336,548
250	Guardian Life Insurance Co. of America (The) (a)	4.85	01/24/77	268,031
400	Healthcare Trust of America Holdings LP	3.70	04/15/23	410,354
119	HSBC Finance Corp.	6.676	01/15/21	134,707
525	HSBC Holdings PLC (United Kingdom)	3.90	05/25/26	550,064
325	HSBC Holdings PLC (United Kingdom)	4.041	03/13/28	339,725
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	261,109
400	ING Bank N.V. (Netherlands) (a)	5.80	09/25/23	457,282
200	ING Groep N.V. (Netherlands)	6.00	04/16/20(c)	206,420
300	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	301,678
250	Intesa Sanpaolo SpA (Italy) (a)	5.71	01/15/26	263,902
750	JPMorgan Chase & Co.	3.782	02/01/28	772,714
480	JPMorgan Chase & Co.	4.95	06/01/45	547,839
575	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	01/22/19	576,513
275	Lincoln National Corp.	7.00	06/15/40	368,681
475	Lloyds Banking Group PLC (United Kingdom)	3.10	07/06/21	483,408
125	Massachusetts Mutual Life Insurance Co. (a)	4.50	04/15/65	128,005
500	MetLife, Inc. (d)	5.70	06/15/35	618,694
250	MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	256,875
500	New York Life Global Funding (a)	2.90	01/17/24	506,710
275	Northern Trust Corp.	3.375	05/08/32	275,437
750	PNC Financial Services Group, Inc. (The)	3.15	05/19/27	750,457
675	Prudential Financial, Inc.	5.625	06/15/43	736,594
135	Prudential Financial, Inc., MTN	6.625	12/01/37	181,630
575	Realty Income Corp.	3.25	10/15/22	589,253
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/23	589,165
750	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/23	767,978
325	Santander UK PLC (United Kingdom) (a)	5.00	11/07/23	351,957
250	Spirit Realty Capital, Inc.	3.75	05/15/21	255,939
300	Standard Chartered PLC (United Kingdom) (a)	2.10	08/19/19	299,778
700	Swedbank AB (Sweden) (a)	2.80	03/14/22	709,462
475	Synchrony Bank	3.00	06/15/22	474,341
125	TD Ameritrade Holding Corp.	3.30	04/01/27	125,932
350	TD Ameritrade Holding Corp.	3.625	04/01/25	362,257
475	Toronto-Dominion Bank (The) (Canada)	3.625	09/15/31	473,748
525	UBS Group Funding Switzerland AG (Switzerland) (a)	3.491	05/23/23	538,096
425	Visa, Inc.	4.30	12/14/45	471,505
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25	10/05/20	332,103
1,800	Wells Fargo & Co.	3.00	10/23/26	1,762,207

250	Wells Fargo & Co., MTN	4.10		06/03/26	260,164
					33,857,290
	Industrials (3.6%)
500	Brambles USA, Inc. (Australia) (a)	4.125		10/23/25	521,381
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	416,904
325	CSX Corp.	2.60		11/01/26	310,915
165	Embraer Netherlands Finance BV (Brazil)	5.40		02/01/27	178,901
200	Harris Corp.	4.854		04/27/35	220,993
510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	547,565
225	Johnson Controls International PLC	3.90		02/14/26	237,377
425	Lockheed Martin Corp.	3.55		01/15/26	439,427
235	MasTec, Inc.	4.875		03/15/23	241,463
300	Siemens Financieringsmaatschappij N.V. (Germany) (a)	2.35		10/15/26	283,067
125	Tyco Electronics Group SA (Switzerland)	3.125		08/15/27	124,918
					3,522,911
	Technology (4.2%)
250	Akamai Technologies, Inc.	0.00	(b)	02/15/19	243,439
525	Apple, Inc.	2.45		08/04/26	507,147
400	Apple, Inc.	3.00		06/20/27	400,262
350	Apple, Inc.	3.85		08/04/46	354,712
325	Applied Materials, Inc.	3.30		04/01/27	331,414
200	Dell International LLC/EMC Corp. (a)	8.10		07/15/36	250,954
875	Microsoft Corp.	4.45		11/03/45	987,884
250	Nuance Communications, Inc.	1.00		12/15/35	235,312
225	ON Semiconductor Corp.	1.00		12/01/20	269,578
550	QUALCOMM, Inc.	2.60		01/30/23	551,702
					4,132,404
	Utilities (9.8%)
250	Abu Dhabi National Energy Co., PJSC (United Arab Emirates) (a)	4.375		06/22/26	258,767
400	Alabama Power Co.	3.75		03/01/45	402,097
475	Appalachian Power Co.	3.40		06/01/25	487,785
425	Baltimore Gas & Electric Co.	2.40		08/15/26	402,407
175	Black Hills Corp.	3.15		01/15/27	170,902
250	Boston Gas Co. (a)	4.487		02/15/42	269,411
495	CMS Energy Corp.	5.05		03/15/22	546,127
280	CMS Energy Corp.	6.25		02/01/20	305,430
275	Duke Energy Carolinas LLC	3.75		06/01/45	277,324
275	Duke Energy Corp.	2.65		09/01/26	263,502
550	EDP Finance BV (Portugal) (a)	3.625		07/15/24	556,218
225	Enel Finance International N.V. (Italy) (a)	6.00		10/07/39	278,254
210	Enel SpA (Italy) (a)	8.75		09/24/73	254,887
300	Entergy Arkansas, Inc.	3.50		04/01/26	309,970
150	Entergy Louisiana LLC	3.05		06/01/31	145,315
700	Exelon Generation Co., LLC	4.00		10/01/20	732,114
300	Fortis, Inc., Series WI (Canada)	2.10		10/04/21	294,833
450	NextEra Energy Capital Holdings, Inc.	3.55		05/01/27	463,441
275	Oncor Electric Delivery Co., LLC	2.95		04/01/25	274,621
325	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	328,746
590	Puget Energy, Inc.	6.50		12/15/20	659,628
250	South Carolina Electric & Gas Co.	4.50		06/01/64	265,795
525	Trans-Allegheny Interstate Line Co. (a)	3.85		06/01/25	549,831
396	TransAlta Corp. (Canada)	4.50		11/15/22	403,045
475	Virginia Electric & Power Co., Series B	4.20		05/15/45	505,085
250	Xcel Energy, Inc.	3.30		06/01/25	254,272
					9,659,807
	Total Corporate Bonds (Cost $93,491,648)				96,812,108

	Asset-Backed Security (0.1%)
97	CVS Pass-Through Trust (a) (Cost $96,753)	8.353		07/10/31	126,067

Short-Term Investments (1.4%)
U.S. Treasury Security (0.9%)
889	U.S. Treasury Bill (e)(f) (Cost $883,055)	1.191	04/26/18	883,023

NUMBER OF SHARES (000)
	Investment Company (0.5%)
448	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $447,674)		447,674
	Total Short-Term Investments (Cost $1,330,729)		1,330,697

	Total Investments (Cost $94,919,130) (h)(i)(j)	99.3%	98,268,872
	Other Assets in Excess of Liabilities	0.7	700,979
	Net Assets	100.0%	$98,969,851

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2017.

(d)

For the nine months ended September 30, 2017, there were no transactions in Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(e)	Rate shown is the yield to maturity at September 30, 2017.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by $1,269 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(j)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,899,498 and the aggregate gross unrealized depreciation is $729,296, resulting in net unrealized appreciation of $3,170,202.

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 2 yr. Note	90	Dec-17	18,000	$19,413,281	$(43,900)
U.S. Treasury 30 yr. Bond	19	Dec-17	1,900	2,903,438	(47,235)
U.S. Treasury Ultra Bond	6	Dec-17	600	990,750	(14,615)

Short:
U.S. Treasury 10 yr. Note	23	Dec-17	(2,300)	(2,882,188)	25,766
U.S. Treasury 5 yr. Note	25	Dec-17	(2,500)	(2,937,500)	15,812
U.S. Treasury 10 yr. Ultra Long Bond	41	Dec-17	(4,100)	(5,507,453)	62,685
					$(1,487)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at September 30, 2017:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid (Received)	Unrealized Depreciation
Barclays Bank PLC
Quest Diagnostics, Inc.	BBB+	Buy	1.00%	Quarterly	3/20/19	$845	$(11,649)	$16,218	$(27,867)
Morgan Stanley & Co., LLC*
CDX.NA.HY.29	NR	Buy	5.00	Quarterly	12/20/22	1,850	(147,715)	(140,436)	(7,279)
						$2,695	$(159,364)	$(124,218)	$(35,146)

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at September 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Depreciation
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48%	Semi-Annual/ Quarterly	12/21/26	$5,897	$(142,907)	$—	$(142,907)

LIBOR	London Interbank Offered Rate.
NR	Not rated.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • September 30, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.6%)
	Denmark (2.5%)
	Pharmaceuticals
16,943	Novo Nordisk A/S, Series B	$809,981

	France (18.0%)
	Aerospace & Defense
8,274	Airbus SE	786,333

	Banks
11,814	BNP Paribas SA	952,973

	Electrical Equipment
10,066	Schneider Electric SE (a)	875,977

	Health Care Equipment & Supplies
4,098	Essilor International SA	507,349

	Hotels, Restaurants & Leisure
13,029	Accor SA	647,296

	Insurance
27,285	AXA SA	825,230

	Media
8,126	Publicis Groupe SA	567,508

	Multi-Utilities
32,031	Suez	584,708
	Total France	5,747,374

	Germany (16.5%)
	Auto Components
2,267	Continental AG	575,394

	Automobiles
7,835	Daimler AG (Registered)	624,785

	Chemicals
7,049	Symrise AG	535,447

	Health Care Providers & Services
9,262	Fresenius SE & Co., KGaA	747,117

	Industrial Conglomerates
6,037	Siemens AG (Registered)	850,508

	Pharmaceuticals
6,976	Bayer AG (Registered)	950,641

	Software
8,866	SAP SE	971,273
	Total Germany	5,255,165

	Ireland (2.2%)
	Construction Materials
18,362	CRH PLC	700,434

	Italy (1.6%)
	Capital Markets
22,979	Azimut Holding SpA (b)	497,008

	Netherlands (12.5%)
	Banks
48,236	ING Groep N.V.	889,358

	Diversified Telecommunication Services
172,190	Koninklijke KPN N.V.	591,201

	Personal Products
14,618	Unilever N.V. CVA	864,542

	Professional Services
34,818	RELX N.V.	741,137

	Semiconductors & Semiconductor Equipment
5,324	ASML Holding N.V.	906,425
	Total Netherlands	3,992,663

	Spain (2.0%)
	Information Technology Services
9,765	Amadeus IT Group SA, Class A	634,654

	Sweden (2.2%)
	Machinery
35,764	Volvo AB, Class B	689,382

	Switzerland (16.1%)
	Chemicals
46	Sika AG	342,263

	Food Products
17,799	Nestle SA (Registered)	1,490,679

	Insurance
2,461	Zurich Insurance Group AG	750,740

	Pharmaceuticals
13,102	Novartis AG (Registered)	1,121,656
3,897	Roche Holding AG (Genusschein)	994,825
		2,116,481
	Textiles, Apparel & Luxury Goods
2,829	Cie Financiere Richemont SA (Registered)	258,549
467	Swatch Group AG (The)	194,256
		452,805
	Total Switzerland	5,152,968

	United Kingdom (26.0%)
	Banks
214,332	Barclays PLC	555,310
836,852	Lloyds Banking Group PLC	759,512
		1,314,822
	Diversified Telecommunication Services
114,988	BT Group PLC	437,444

	Equity Real Estate Investment Trusts (REITs)
41,484	Great Portland Estates PLC REIT	339,646

	Household Products
7,945	Reckitt Benckiser Group PLC	725,332

	Insurance
39,140	Prudential PLC	936,976

	Oil, Gas & Consumable Fuels
154,275	BP PLC	986,715
34,073	Royal Dutch Shell PLC, Class A	1,026,615
		2,013,330
	Tobacco
17,819	British American Tobacco PLC	1,115,554
16,465	Imperial Brands PLC	702,489
		1,818,043
	Wireless Telecommunication Services
260,520	Vodafone Group PLC	728,914
	Total United Kingdom	8,314,507
	Total Common Stocks (Cost $22,372,783)	31,794,136

NUMBER OF SHARES (000)
Short-Term Investments (1.6%)
Securities held as Collateral on Loaned Securities
Investment Company (1.3%)
407	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	407,330

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreement (0.3%)
$84	Merrill Lynch & Co., Inc. (1.07%, dated 09/29/17, due 10/02/17; proceeds $84,056; fully collateralized by a U.S. Government agency security; 4.00% due 04/20/47; valued at $85,730)		84,049
	Total Short-Term Investments (Cost $491,379)		491,379

	Total Investments (Cost $22,864,162) (d)(e)	101.2%	32,285,515
	Liabilities in Excess of Other Assets	(1.2)	(373,756)
	Net Assets	100.0%	$31,911,759

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were $472,116 and $494,450 respectively. The Fund received cash collateral of $494,450, of which, $491,379 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash of $3,071 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by $333 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,357,194 and the aggregate gross unrealized depreciation is $935,841, resulting in net unrealized appreciation of $9,421,353.

Summary of Investments • September 30, 2017 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$3,877,103		12.2%
Banks	3,157,153		9.9
Insurance	2,512,946		7.9
Oil, Gas & Consumable Fuels	2,013,330		6.3
Tobacco	1,818,043		5.7
Food Products	1,490,679		4.7
Diversified Telecommunication Services	1,028,645		3.2
Software	971,273		3.1
Semiconductors & Semiconductor Equipment	906,425		2.8
Chemicals	877,710		2.8
Electrical Equipment	875,977		2.8
Personal Products	864,542		2.7
Industrial Conglomerates	850,508		2.7
Aerospace & Defense	786,333		2.5
Health Care Providers & Services	747,117		2.3
Professional Services	741,137		2.3
Wireless Telecommunication Services	728,914		2.3
Household Products	725,332		2.3
Construction Materials	700,434		2.2
Machinery	689,382		2.2
Hotels, Restaurants & Leisure	647,296		2.0
Information Technology Services	634,654		2.0
Automobiles	624,785		2.0
Multi-Utilities	584,708		1.8
Auto Components	575,394		1.8
Media	567,508		1.8
Health Care Equipment & Supplies	507,349		1.6
Capital Markets	497,008		1.6
Textiles, Apparel & Luxury Goods	452,805		1.4
Equity Real Estate Investment Trusts (REITs)	339,646		1.1
	$31,794,136	+	100.0%

+               Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments • September 30, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (91.0%)
	Aerospace & Defense (7.2%)
33,144	TransDigm Group, Inc.	$8,473,264
77,845	United Technologies Corp.	9,036,247
		17,509,511
	Biotechnology (1.5%)
15,959	Alnylam Pharmaceuticals, Inc. (a)	1,875,023
23,618	Intrexon Corp. (a)(b)	448,978
29,266	Juno Therapeutics, Inc. (a)	1,312,873
		3,636,874
	Capital Markets (3.4%)
53,554	S&P Global, Inc.	8,371,026

	Construction Materials (2.9%)
17,238	Martin Marietta Materials, Inc.	3,554,992
29,778	Vulcan Materials Co.	3,561,449
		7,116,441
	Diversified Financial Services (3.7%)
48,850	Berkshire Hathaway, Inc., Class B (a)	8,955,182

	Health Care Equipment & Supplies (3.5%)
8,203	Intuitive Surgical, Inc. (a)	8,579,354

	Health Care Technology (10.3%)
102,845	athenahealth, Inc. (a)	12,789,804
217,060	Veeva Systems, Inc., Class A (a)	12,244,355
		25,034,159
	Hotels, Restaurants & Leisure (7.9%)
225,327	Shake Shack, Inc., Class A (a)(b)	7,487,616
220,598	Starbucks Corp.	11,848,319
		19,335,935
	Internet & Direct Marketing Retail (7.5%)
18,900	Amazon.com, Inc. (a)	18,169,515

	Internet Software & Services (18.3%)
13,678	Alibaba Group Holding Ltd. ADR (China) (a)	2,362,327
14,364	Alphabet, Inc., Class C (a)	13,776,656
78,668	Facebook, Inc., Class A (a)	13,442,001
55,800	Tencent Holdings Ltd. (China) (c)	2,401,552
233,632	Twitter, Inc. (a)	3,941,372
213,800	Zillow Group, Inc., Class C (a)	8,596,898
		44,520,806
	Life Sciences Tools & Services (4.8%)
58,547	Illumina, Inc. (a)	11,662,562

	Semiconductors & Semiconductor Equipment (1.0%)
13,627	NVIDIA Corp.	2,436,099

	Software (15.5%)
127,262	Activision Blizzard, Inc.	8,209,672
122,585	salesforce.com, Inc. (a)	11,451,891
74,459	ServiceNow, Inc. (a)	8,751,166
40,744	Snap, Inc., Class A (a)(b)	592,418
81,834	Workday, Inc., Class A (a)	8,624,485
		37,629,632
	Textiles, Apparel & Luxury Goods (3.5%)
31,113	LVMH Moet Hennessy Louis Vuitton SE (France)	8,584,532
	Total Common Stocks (Cost $149,720,335)	221,541,628

	Preferred Stocks (6.0%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost - $436,567; acquired 12/22/15)	486,170

	Hotels, Restaurants & Leisure (1.7%)
114,561	Blue Bottle Coffee, Inc., Series B (a)(d)(e)(f) (acquisition cost - $1,657,606; acquired 01/24/14)	4,178,039

	Internet & Direct Marketing Retail (2.7%)
42,717	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $1,739,139; acquired 04/16/14)	4,482,722
50,711	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost - $2,473,289; acquired 12/03/15)	2,041,625
		6,524,347
	Life Sciences Tools & Services (1.3%)
627,809	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,052,935; acquired 12/19/14)	3,069,986

	Software (0.1%)
141,612	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $1,617,648; acquired 06/17/14)	365,359
	Total Preferred Stocks (Cost $9,977,184)	14,623,901

NUMBER OF SHARES (000)
Short-Term Investments (5.7%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.2%)
5,289	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	5,289,480

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreement (0.4%)
$1,091	Merrill Lynch & Co., Inc. (1.07%, dated 09/29/17, due 10/02/17; proceeds $1,091,535; fully collateralized by a U.S. Government agency security; 4.00% due 04/20/47; valued at $1,113,267)		1,091,438
	Total Securities held as Collateral on Loaned Securities (Cost $6,380,918)		6,380,918

NUMBER OF SHARES (000)
	Investment Company (3.1%)
7,469	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $7,468,575)		7,468,575
	Total Short-Term Investments (Cost $13,849,493)		13,849,493

	Total Investments Excluding Purchased Options (Cost $173,547,012)	102.7%	250,015,022
	Total Purchased Options Outstanding (Cost $363,370)	0.0%	102,588
	Total Investments (Cost $173,910,382) (h)(i)	102.7%	250,117,610
	Liabilities in Excess of Other Assets	(2.7)	(6,596,198)
	Net Assets	100.0%	$243,521,412

ADR	American Depositary Receipt.
(a)	Non-income producing security.

(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were $8,529,012 and $8,660,407, respectively. The Fund received cash collateral of $6,420,796, of which $6,380,918 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash collateral of $39,878, which is not reflected in the Portfolio of Investments. The remaining collateral of $2,239,611 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

At September 30, 2017, the Fund held fair valued securities valued at $14,623,901, representing 6.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2017, amounts to approximately $14,623,901 and represents 6.0% of net assets.

(f)	Illiquid security.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by $8,002 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $84,540,209 and the aggregate gross unrealized depreciation is $8,332,981, resulting in net unrealized appreciation of $76,207,228.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	45,468,971	45,469	$102,260	$240,986	$(138,726)
Royal Bank of Scotland	USD/CNY	CNY	7.40	Nov-17	36,449,910	36,450	328	122,384	(122,056)
							$102,588	$363,370	$(260,782)

Currency Abbreviations:

CNH	Chinese Yuan Renminbi Offshore.
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Summary of Investments • September 30, 2017 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$44,520,806		18.3%
Software	37,994,991		15.6
Health Care Technology	25,034,159		10.3
Internet & Direct Marketing Retail	24,693,862		10.1
Hotels, Restaurants & Leisure	23,513,974		9.7
Aerospace & Defense	17,509,511		7.2
Life Sciences Tools & Services	14,732,548		6.0
Diversified Financial Services	8,955,182		3.7
Textiles, Apparel & Luxury Goods	8,584,532		3.5
Health Care Equipment & Supplies	8,579,354		3.5
Capital Markets	8,371,026		3.4
Investment Company	7,468,575		3.1
Construction Materials	7,116,441		2.9
Biotechnology	3,636,874		1.5
Semiconductors & Semiconductor Equipment	2,436,099		1.0
Electronic Equipment, Instruments & Components	486,170		0.2
Other	102,588		0.0 +
	$243,736,692	++	100.0%

+	Amount is less than 0.05%.
++	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • September 30, 2017 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) listed options are valued at the last reported sales price on the exchange on which they are listed  (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) OTC swaps may be valued by an outside pricing service approved by the Trust’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (7) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the

Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$78,869	$—	$78,869
Asset-Backed Securities	—	4,911,969	—	4,911,969
Collateralized Mortgage Obligations - Agency Collateral Series	—	223,188	—	223,188
Commercial Mortgage-Backed Securities	—	289,479	—	289,479
Corporate Bonds	—	19,003,375	—	19,003,375
Mortgages - Other	—	967,573	—	967,573
Sovereign	—	244,643	—	244,643
Total Fixed Income Securities	—	25,719,096	—	25,719,096
Short-Term Investments
U.S. Treasury Security	—	50,657	—	50,657
Investment Company	619,078	—	—	619,078
Total Short-Term Investments	619,078	50,657	—	669,735
Total Assets	619,078	25,769,753	—	26,388,831
Liabilities:
Futures Contracts	(41,391)	—	—	(41,391)
Total	$577,687	$25,769,753	$—	$26,347,440

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$96,812,108	$—	$96,812,108
Asset-Backed Security	—	126,067	—	126,067
Total Fixed Income Securities	—	96,938,175	—	96,938,175
Short-Term Investments
U.S. Treasury Security	—	883,023	—	883,023
Investment Company	447,674	—	—	447,674
Total Short-Term Investments	447,674	883,023	—	1,330,697
Futures Contracts	104,263	—	—	104,263
Total Assets	551,937	97,821,198	—	98,373,135
Liabilities:
Futures Contracts	(105,750)	—	—	(105,750)
Credit Default Swap Agreements	—	(35,146)	—	(35,146)
Interest Rate Swap Agreement	—	(142,907)	—	(142,907)
Total Liabilities	(105,750)	(178,053)	—	(283,803)
Total	$446,187	$97,643,145	$—	$98,089,332

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$786,333	$—	$—	$786,333
Auto Components	575,394	—	—	575,394
Automobiles	624,785	—	—	624,785
Banks	3,157,153	—	—	3,157,153
Capital Markets	497,008	—	—	497,008
Chemicals	877,710	—	—	877,710
Construction Materials	700,434	—	—	700,434
Diversified Telecommunication Services	1,028,645	—	—	1,028,645
Electrical Equipment	875,977	—	—	875,977
Equity Real Estate Investment Trusts (REITs)	339,646	—	—	339,646
Food Products	1,490,679	—	—	1,490,679
Health Care Equipment & Supplies	507,349	—	—	507,349
Health Care Providers & Services	747,117	—	—	747,117
Hotels, Restaurants & Leisure	647,296	—	—	647,296
Household Products	725,332	—	—	725,332
Industrial Conglomerates	850,508	—	—	850,508
Information Technology Services	634,654	—	—	634,654
Insurance	2,512,946	—	—	2,512,946
Machinery	689,382	—	—	689,382
Media	567,508	—	—	567,508
Multi-Utilities	584,708	—	—	584,708
Oil, Gas & Consumable Fuels	2,013,330	—	—	2,013,330
Personal Products	864,542	—	—	864,542
Pharmaceuticals	3,877,103	—	—	3,877,103
Professional Services	741,137	—	—	741,137
Semiconductors & Semiconductor Equipment	906,425	—	—	906,425
Software	971,273	—	—	971,273
Textiles, Apparel & Luxury Goods	452,805	—	—	452,805
Tobacco	1,818,043	—	—	1,818,043
Wireless Telecommunication Services	728,914	—	—	728,914
Total Common Stocks	31,794,136	—	—	31,794,136
Short-Term Investments
Investment Company	407,330	—	—	407,330
Repurchase Agreement	—	84,049	—	84,049
Total Short-Term Investments	407,330	84,049	—	491,379
Total Assets	$32,201,466	$84,049	$—	$32,285,515

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$17,509,511	$—	$—	$17,509,511
Biotechnology	3,636,874	—	—	3,636,874
Capital Markets	8,371,026	—	—	8,371,026
Construction Materials	7,116,441	—	—	7,116,441
Diversified Financial Services	8,955,182	—	—	8,955,182
Health Care Equipment & Supplies	8,579,354	—	—	8,579,354
Health Care Technology	25,034,159	—	—	25,034,159
Hotels, Restaurants & Leisure	19,335,935	—	—	19,335,935
Internet & Direct Marketing Retail	18,169,515	—	—	18,169,515
Internet Software & Services	44,520,806	—	—	44,520,806
Life Sciences Tools & Services	11,662,562	—	—	11,662,562
Semiconductors & Semiconductor Equipment	2,436,099	—	—	2,436,099
Software	37,629,632	—	—	37,629,632
Textiles, Apparel & Luxury Goods	8,584,532	—	—	8,584,532
Total Common Stocks	221,541,628	—	—	221,541,628
Preferred Stocks	—	—	14,623,901	14,623,901
Short-Term Investments
Investment Company	12,758,055	—	—	12,758,055
Repurchase Agreement	—	1,091,438	—	1,091,438
Total Short-Term Investments	12,758,055	1,091,438	—	13,849,493
Call Options Purchased	—	102,588	—	102,588
Total Assets	$234,299,683	$1,194,026	$14,623,901	$250,117,610

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$12,235,135
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	2,388,766
Realized gains (losses)	—
Ending Balance	$14,623,901

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$2,388,766

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Multi Cap Growth	Fair Value at September 30, 2017	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$486,170	Market Transaction Method	Pending Private Placement	$25.65	$25.65	$25.65	Increase

Hotels, Restaurants & Leisure
Preferred Stock	$4,178,039	Market Transaction Method	Pending Transaction	$36.47	$36.47	$36.47	Increase

Internet & Direct Marketing Retail
Preferred Stocks	$4,482,722	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.7x	15.4x	10.7x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$2,041,625	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.0x	8.7x	5.4x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Life Sciences Tools & Services
Preferred Stock	$3,069,986	Discounted Cash Flow	Weighted Average Cost of Capital	24.5%	26.5%	25.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.8x	3.9x	3.7x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stock	$365,359	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%	19.5%	18.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.3x	8.4x	5.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2017